other long-term assets (Tables)	12 Months Ended
Dec. 31, 2017
other long-term assets
Schedule of other long-term assets

As at December 31 (millions)	Note	2017	2016
Pension assets	15(a)	$156	$358
Investments		41	62
Prepaid maintenance		57	62
Real estate joint venture advances	21(c)	47	21
Real estate joint ventures	21(c)	15	30
Other		105	107

		$421	$640